Reinsurance (Details) (USD $)	3 Months Ended		12 Months Ended					12 Months Ended				0 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hannover RE	Dec. 31, 2011 Hannover RE	Dec. 31, 2012 Hannover RE Customer concentration risk	Dec. 31, 2011 Hannover RE Customer concentration risk	Dec. 31, 2012 Hannover RE Ceded Credit Risk, Secured Customer concentration risk	Dec. 31, 2011 Hannover RE Ceded Credit Risk, Secured Customer concentration risk	Oct. 02, 1998 Lincoln National Corporation, subsidiary	Dec. 31, 2012 Lincoln National Corporation, subsidiary	Dec. 31, 2011 Lincoln National Corporation, subsidiary	Dec. 31, 2010 Reinsurance Group of America	Dec. 31, 2012 Reinsurance Group of America Customer concentration risk	Dec. 31, 2011 Reinsurance Group of America Customer concentration risk
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Reinsurance recoverable	$ 7,151,000,000		$ 7,379,300,000	$ 7,723,400,000		$ 7,400,000,000	$ 7,700,000,000	$ 2,700,000,000	$ 2,800,000,000	$ 2,300,000,000	$ 2,400,000,000		$ 2,100,000,000	$ 2,200,000,000		$ 6,700,000	$ 11,100,000
Concentration risk, unaffiliated reinsurer (percent)								36.50%	36.40%
Disposal of life insurance business												1,000,000,000
Ceding commission	$ 891,900,000	$ 889,000,000	$ 3,515,400,000	$ 3,603,600,000	$ 3,516,500,000										$ 129,800,000